Cover	Sep. 24, 2021
Cover [Abstract]
Entity Registrant Name	VNUE, INC.
Entity Central Index Key	0001376804
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 24, 2021
Entity File Number	000-53462
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0543851
Entity Address Address Line 1	104 W. 29th Street
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	833
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	937-5493